COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Loss Contingencies [Line Items]
Capital expenditure commitments			$ 34,500		$ 16,100
Capital lease expired date			expire between 2021 and 2024
Interest Expense	$ 3,234	$ 4,165	$ 6,397	$ 8,675
Line of Credit Facility, Interest Rate During Period			2.60%		2.60%
Payments for Rent	42,800	34,600	$ 80,200	68,900
Due to Related Parties	11,300		11,300		$ 15,200
Letters of Credit Outstanding, Amount	13,900		13,900		16,900
Surety bonds and other bank issued guarantees	109,000		109,000		101,500
Cash margin guarantees	3,300		3,300		3,400
Other Liabilities	2,000		2,000		4,000
Accounts Payable [Member]
Loss Contingencies [Line Items]
Due to Related Parties	11,300		$ 11,300		11,400
Short-term Debt [Member]
Loss Contingencies [Line Items]
Due to Related Parties					600
Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Due to Related Parties					3,200
Expire Between 2021 and 2023 [Member]
Loss Contingencies [Line Items]
Capital lease expired date			expire between 2021 and 2023
Capital Lease Obligations	15,400		$ 15,400		25,500
Short term capital lease obligation	13,400		13,400		22,300
Long term capital lease obligation	2,000		2,000		3,200
Expire Between 2021 and 2023 [Member] | Second Capital Lease [Member]
Loss Contingencies [Line Items]
Interest Expense	$ 100	600	$ 400	1,000
Expire Between 2021 and 2023 [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Capital lease term			24 months
Capital lease imputed interest rate	4.30%		4.30%
Expire Between 2021 and 2023 [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Capital lease term			36 months
Capital lease imputed interest rate	6.50%		6.50%
Expire Between 2021 and 2024 [Member]
Loss Contingencies [Line Items]
Capital Lease Obligations	$ 2,700		$ 2,700		3,000
Short term capital lease obligation	800		800		700
Long term capital lease obligation	1,900		1,900		2,300
Expire Between 2021 and 2024 [Member] | Second Capital Lease [Member]
Loss Contingencies [Line Items]
Interest Expense	100	100	$ 200	200
Expire in 2023 [Member]
Loss Contingencies [Line Items]
Capital lease expired date			expires in 2023
Capital Lease Obligations	29,000		$ 29,000		0
Short term capital lease obligation	11,000		11,000		0
Long term capital lease obligation	18,100		$ 18,100		$ 0
Line of Credit Facility, Interest Rate During Period			2.50%
Bargain purchase option			$ 11,300
Expire in 2023 [Member] | Third Capital Lease [Member]
Loss Contingencies [Line Items]
Interest Expense	$ 200	$ 0	$ 200	$ 0